PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Property, Plant and Mine Development
Cost	$ 5,010,088,000	$ 4,635,027,000
Accumulated Amortization	942,632,000	739,672,000
Net Book Value	4,067,456,000	3,895,355,000
Capitalized costs of computer software	1,300,000	1,400,000
Amortization expense of computer software	1,200,000	900,000
Unamortized capitalized cost of computer software	5,700,000	5,600,000
Unamortized capitalized cost for leasehold improvements	3,400,000	3,200,000
Number of renewal periods after life of the lease that leasehold improvements are amortized over	1
Canada
Property, Plant and Mine Development
Net Book Value	2,543,171,000	2,433,527,000
Latin America
Property, Plant and Mine Development
Net Book Value	809,556,000	776,892,000
Europe
Property, Plant and Mine Development
Net Book Value	704,031,000	674,258,000
United States
Property, Plant and Mine Development
Net Book Value	10,698,000	10,678,000
Mining properties
Property, Plant and Mine Development
Cost	1,356,227,000	1,228,523,000
Accumulated Amortization	86,839,000	111,567,000
Net Book Value	1,269,388,000	1,116,956,000
Plant and equipment
Property, Plant and Mine Development
Cost	2,538,328,000	2,467,300,000
Accumulated Amortization	617,826,000	437,706,000
Net Book Value	1,920,502,000	2,029,594,000
Mine development costs
Property, Plant and Mine Development
Cost	918,482,000	869,746,000
Accumulated Amortization	237,967,000	190,399,000
Net Book Value	680,515,000	679,347,000
Meliadine Project
Property, Plant and Mine Development
Cost	133,840,000	69,458,000
Net Book Value	133,840,000	69,458,000
La India Mine project
Property, Plant and Mine Development
Cost	32,553,000
Net Book Value	32,553,000
Goldex mine M and E zones
Property, Plant and Mine Development
Cost	30,658,000
Net Book Value	$ 30,658,000